BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	2019	2018
Current	$1,381	$985
Non-current	17,163	12,128
Total	$18,544	$13,113

	Maturity	Annual Rate	Currency	2019	2018
Corporate revolving credit facility	June 28, 2024	LIBOR plus 1.2%	US$	820	510
Medium Term Notes(1):
Non-Current:
Public - Canadian	October 30, 2020	3.5%	C$	—	275
Public - Canadian	March 11, 2022	3.5%	C$	346	330
Public - Canadian	February 22, 2024	3.3%	C$	231	220
Public - Canadian	February 22, 2024	3.3%	C$	308	293
Public - Canadian	September 11, 2028	4.2%	C$	384	365
Public - Canadian	October 9, 2029	3.4%	C$	386	—
Total				$2,475	$1,993

(1)	See Note 21 Subsidiary Public Issuers for further details.
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Total
2020	$463	$362	$498	$82	$1,405
2021	418	355	240	6	1,019
2022	330	489	750	111	1,680
2023	1,936	361	618	12	2,927
2024	830	560	1,107	6	2,503
Thereafter	1,749	4,475	2,193	725	9,142
Total principal repayments	5,726	6,602	5,406	942	18,676
Deferred financing costs and other	5	(58)	(60)	(19)	(132)
Total - Dec. 31, 2019	$5,731	$6,544	$5,346	$923	$18,544
Total - Dec. 31, 2018	$5,397	$3,444	$3,155	$1,117	$13,113
The weighted average interest rates of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure	Total
Dec. 31, 2019	4%	6%	5%	6%	5%
Dec. 31, 2018	4%	6%	6%	6%	5%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2019	Local Currency		Dec. 31, 2018	Local Currency
U.S. dollars	$7,801	USD	7,801	$5,317	USD	$5,317
Canadian dollars	2,473	CAD	3,212	1,388	CAD	1,893
British pounds	2,411	GBP	1,819	1,847	GBP	1,447
Brazilian real	1,489	BRL	6,002	1,342	BRL	5,200
Indian rupees	1,427	INR	101,929	565	INR	39,236
Chilean Unidad de Fomento(1)	1,099	UF	29	837	UF	21
Australian dollars	1,010	AUD	1,439	925	AUD	1,312
Peruvian soles	452	PEN	1,497	441	PEN	1,486
Colombian pesos	342	COP	1,124,325	411	COP	1,337,497
New Zealand dollars	40	NZD	59	40	NZD	60

(1)	Chilean Unidad de Fomento is an inflation adjusted unit of account indexed to the Chilean Peso.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2018	Cash Flows	Acquisitions	Foreign Exchange Movement and Other	2019
Corporate borrowings	$1,993	$398	$—	$84	$2,475
Non-recourse borrowings	13,113	3,573	1,972	(114)	18,544